IPO Related Expenses - Schedule of IPO Related Expenses (Details) - IPO [Member] - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of IPO Related Expenses [Line Items]
Legal fees	$ 54,781		$ 50,704	$ 75,204
Consultant fees	526,227		14,122	14,152
Audit fees		102,941	101,978	188,963
NASDAQ Listing fee	56,586
Total IPO related expenses	$ 637,594	$ 102,941	$ 166,804	$ 278,319